PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2019 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (1.7%)
Expeditors International of Washington Inc.	967,667	71,887,981

Apparel & Luxury Goods (3.4%)
Hanesbrands Inc.	3,479,276	53,302,508
VF Corp.	959,432	85,379,854

		138,682,362

Banks (5.9%)
First Horizon National Corp.	6,561,554	106,297,175
First Republic Bank	772,693	74,719,413
Zions Bancorp N.A.	1,378,946	61,390,676

		242,407,264

Capital Markets (2.0%)
SEI Investments Co.	1,374,407	81,440,487

Chemicals (2.4%)
Axalta Coating Systems Ltd. [q]	3,354,742	101,145,471

Commercial Services & Supplies (4.4%)
Republic Services Inc.	1,607,217	139,104,631
Waste Management Inc.	343,202	39,468,230

		178,572,861

Communications Equipment (4.1%)
Motorola Solutions Inc.	991,599	168,978,385

Electric Utilities (2.3%)
IDACORP Inc.	859,464	96,835,809

Electronic Equipment Communications (3.1%)
Trimble Inc. [q]	3,314,495	128,635,551

Equity Real Estate Investment Trusts (8.2%)
AvalonBay Communities Inc.	462,188	99,522,942
Digital Realty Trust Inc.	848,654	110,163,776
Iron Mountain Inc.	1,285,087	41,623,968
Public Storage	359,676	88,217,732

		339,528,418

Food & Staples Retailing (5.2%)
Sysco Corp.	538,055	42,721,567
US Foods Holding Corp. [q]	4,240,133	174,269,466

		216,991,033

Food Products (2.0%)
McCormick & Co.	534,219	83,498,430

Gas Utilities (1.6%)
Northwest Natural Holdings Co.	925,587	66,031,377

Health Care Equipment (10.8%)
Dentsply Sirona Inc.	1,958,628	104,414,459
Hologic Inc. [q]	3,571,844	180,342,403
Teleflex Inc.	486,333	165,231,637

		449,988,499

Health Care Technology (3.3%)
Cerner Corp. [q]	2,015,814	137,418,040

Household Products (2.4%)
The Clorox Company	662,166	100,563,150

Insurance (1.3%)
First American Financial Corp.	934,664	55,154,523

Internet & Catalog Retail (1.9%)
eBay Inc.	2,048,019	79,831,781

IT Services (3.3%)
Jack Henry & Associates Inc.	947,472	138,302,488

Machinery (8.2%)
Fortive Corp.	1,302,298	89,285,551
Pentair plc	3,013,159	113,897,410
Xylem Inc.	1,735,419	138,174,061

		341,357,022

Media (1.7%)
Shaw Communications Inc., Class B [l]	3,553,184	69,855,597

Multi-Utilities (1.5%)
MDU Resources Group Inc.	2,244,209	63,264,252

Professional Services (3.1%)
Verisk Analytics Inc.	822,984	130,146,690

Real Estate Management & Development (2.0%)
Howard Hughes Corp. [q]	655,255	84,921,048

Retail (2.9%)
Burlington Stores Inc. [q]	596,915	119,275,555

Software (6.9%)
ACI Worldwide Inc. [q]	2,609,252	81,734,819
Cadence Design Systems Inc. [q]	1,093,158	72,235,881
Guidewire Software Inc. [q]	297,570	31,357,927
Synopsys Inc. [q]	730,092	100,205,127

		285,533,754

Total investment in equities (95.6%) (cost $3,389,750,468)		3,970,247,828

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	1.65%	03/27/2020	250,000	245,136
Beneficial State Bank	1.65%	04/25/2020	250,000	244,344
Providence Bank & Trust	0.30%	03/22/2020	250,000	245,246

				734,726

Time Deposits (6.2%)
BBH Cash Management Service
BNP Paribas, Paris	1.25%	10/01/2019	74,490,018	74,490,018
Sumitomo, Tokyo	1.25%	10/01/2019	182,948,499	182,948,499

				257,438,517

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.01%			14,176

Total short-term securities (6.2%) (cost $258,187,419)	258,187,419

Total securities (101.8%) (cost $3,647,937,887)	4,228,435,247

Payable upon return of securities loaned (0.0%)	(14,176)

Other assets and liabilities (-1.8%)	(74,267,065)

Total net assets (100.0%)	4,154,154,006

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2019. The total value of the securities on loan at September 30, 2019 was $13,728.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company